TIME DEPOSITS (Detail Textuals) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Banking and Thrift [Abstract]
Time deposits of $250,000 or more	$ 12,800,000	$ 13,600,000	$ 12,800,000
Time deposits of $250,000 or more mature within one year	6,400,000	10,000,000	6,400,000
Interest expense on time deposits in denominations of $250,000 or more	$ 45,000	$ 72,000	$ 82,000	$ 77,000	$ 79,000